Concentration and Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentration and Risk [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash mentioned below maintained at banks consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	58,395	22,355
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	628	319
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	74,552	46,128
Financial Institutions in the PRC	10,324	20,682
Total	143,899	89,484